Note 2 - Accounting Policies and Statement of Compliance - Adoption of New Standards (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017		Jan. 01, 2019	Jan. 01, 2018	Dec. 31, 2016
Statement Line Items [Line Items]
Deferred tax assets	€ 1,286,000	[1]	€ 1,561,000	[2]
Total non-current assets	163,756,000	[1]	131,574,000	[2]	117,501,000
Total current assets	237,605,000	[1]	319,643,000	[2]	137,521,000
TOTAL ASSETS	401,361,000	[1]	451,216,000	[2]	255,023,000
Reserves	(134,912,000)	[1]	(138,939,000)	[2]	(103,595,000)
Total shareholders’ equity	217,416,000	[1]	167,240,000	[2]	85,956,000				€ 86,169,000
Collaboration liabilities—non-current portion		[1]	10,669,000	[2]
Deferred revenue—non-current portion	40,342,000	[1]	68,098,000	[2]	87,005,000
Deferred tax liabilities	1,286,000	[1]	1,561,000	[2]
Total non-current liabilities	62,123,000	[1]	87,238,000	[2]	95,158,000
Trade payables and others	49,504,000	[1]	91,655,000	[2]	24,657,000
Collaboration liabilities—current portion	21,304,000	[1]	20,987,000	[2]
Deferred revenue—current portion	48,770,000	[1]	82,096,000	[2]	47,909,000
Total current liabilities	121,822,000	[1]	196,737,000	[2]	73,909,000
TOTAL LIABILITIES AND SHAREHOLDERS'S EQUITY	401,361,000	[1]	451,216,000	[2]	255,023,000
Net result			3,049,000
Revenue from collaboration and licensing agreements	68,974,000	[3]	79,892,000	[4],[5]	32,631,000
Government financing for research expenditures	16,840,000	[3]	14,060,000	[4]	11,402,000
Revenue and other income	85,814,000	[3]	93,952,000	[4]	44,033,000
Research and development expenses	(78,844,000)	[3]	(69,555,000)	[4]	(67,000,000)
Selling, general and administrative expenses			(18,142,000)
Operating expenses	(104,647,000)	[3]	(87,697,000)	[4]	(84,015,000)
Net income (loss) from distribution agreements	(8,219,000)	[3]	(1,109,000)	[4]
Operating income	(27,052,000)	[3]	5,146,000	[4]	(39,983,000)
Financial income	11,269,000	[3]	6,002,000	[4]	2,501,000
Financial expenses	(4,976,000)	[3]	(8,429,000)	[4]	(10,535,000)
Net financial income (loss)	6,293,000	[3]	(2,427,000)	[4]	(8,034,000)
Net income before tax	(20,759,000)	[3]	2,718,000	[4]	(48,016,000)
Income tax		[3]	333,000	[4]	(368,000)
Net income (loss)	€ (20,759,000)	[1],[3],[6]	€ 3,049,000	[2],[4],[7]	€ (48,385,000)
Basic income (loss) per share (€ per share) (in EUR per share)	€ (0.31)	[3]	€ 0.05	[4]	€ (0.89)
Diluted income (loss) per share (€ per share) (in EUR per share)	€ (0.31)	[3]	€ 0.05	[4]	€ (0.89)
Property and equipment	€ 11,672,000	[1]	€ 10,216,000	[2],[8]	€ 10,729,000	[8]			€ 9,094,000	[8]
Current financial liabilities	2,130,000	[1]	1,347,000	[2]	1,343,000
Financial liabilities - non-current portion	16,593,000	[1]	3,172,000		4,521,000
Provision - non-current portion	€ 142,000	[1]	38,000	[2]	1,012,000
IFRS 15 [member]
Statement Line Items [Line Items]
Deferred tax assets								€ 3,098,000
Deferred tax assets			(1,561,000)		3,098,000
Total non-current assets			130,013,000					120,599,000
Total non-current assets			(1,561,000)		3,098,000
Total current assets			319,643,000					137,521,000
Total current assets
TOTAL ASSETS			449,655,000					258,121,000
TOTAL ASSETS			(1,561,000)		3,098,000
Reserves			(152,427,000)					(90,107,000)
Reserves			(13,488,000)		13,488,000
Total shareholders’ equity			161,101,000					99,444,000
Total shareholders’ equity			(6,139,000)		13,488,000
Collaboration liabilities—non-current portion								17,314,000
Collaboration liabilities—non-current portion			(10,669,000)		17,314,000
Deferred revenue—non-current portion			76,056,000					61,759,000
Deferred revenue—non-current portion			7,958,000		(25,246,000)
Deferred tax liabilities								3,098,000
Deferred tax liabilities			(1,561,000)		3,098,000
Total non-current liabilities			82,966,000					90,324,000
Total non-current liabilities			(4,272,000)		(4,834,000)
Trade payables and others			95,037,000					19,501,000
Trade payables and others			3,382,000		(5,156,000)
Collaboration liabilities—current portion								27,437,000
Collaboration liabilities—current portion			(20,987,000)		27,437,000
Deferred revenue—current portion			108,551,000					20,072,000
Deferred revenue—current portion			26,455,000		(27,837,000)
Total current liabilities			205,587,000					68,353,000
Total current liabilities			8,850,000		(5,556,000)
TOTAL LIABILITIES AND SHAREHOLDERS'S EQUITY			449,655,000					€ 258,121,000
TOTAL LIABILITIES AND SHAREHOLDERS'S EQUITY			(1,561,000)		€ 3,098,000
Net result			10,398,000
Net result			7,349,000
Revenue from collaboration and licensing agreements			100,925,000
Revenue from collaboration and licensing agreements			21,033,000
Government financing for research expenditures			14,060,000
Government financing for research expenditures
Revenue and other income			114,985,000
Revenue and other income			21,033,000
Research and development expenses			(85,097,000)
Research and development expenses			(15,542,000)
Selling, general and administrative expenses			(18,142,000)
Selling, general and administrative expenses
Operating expenses			(103,239,000)
Operating expenses			(15,542,000)
Net income (loss) from distribution agreements			(1,109,000)
Net income (loss) from distribution agreements
Operating income			10,637,000
Operating income			5,491,000
Financial income			6,002,000
Financial income
Financial expenses			(6,571,000)
Financial expenses			1,858,000
Net financial income (loss)			(569,000)
Net financial income (loss)			1,858,000
Net income before tax			10,067,000
Net income before tax			7,349,000
Income tax			333,000
Income tax
Net income (loss)			10,397,000
Net income			€ 7,349,000
Basic income (loss) per share (€ per share) (in EUR per share)			€ 0.18
Diluted income (loss) per share (€ per share) (in EUR per share)			€ 0.18
IFRS 16 [member]
Statement Line Items [Line Items]
Total non-current assets							€ 132,671,000
Total non-current assets			€ 1,097,000
Total current assets							319,643,000
Total current assets
TOTAL ASSETS							452,313,000
TOTAL ASSETS			1,097,000
Reserves							(137,961,000)
Reserves			(121,000)
Total shareholders’ equity							167,119,000
Total shareholders’ equity			(121,000)
Total non-current liabilities							88,136,000
Total non-current liabilities			898,000
Total current liabilities							197,057,000
Total current liabilities			320,000
TOTAL LIABILITIES AND SHAREHOLDERS'S EQUITY							452,313,000
TOTAL LIABILITIES AND SHAREHOLDERS'S EQUITY			1,097,000
Property and equipment							11,313,000
Property and equipment			1,097,000
Current financial liabilities							1,667,000
Financial liabilities - current portion			320,000
Financial liabilities - non-current portion							4,023,000
Financial liabilities - non-current portion			848,000
Provision - non-current portion							€ 88,000
Provision - non-current portion			€ 50,000

[1]	The consolidated financial statements as of and for the year ended December 31, 2019 reflect the impacts of the adoption of IFRS 16 that became applicable on January 1, 2019. The Company applied the modified retrospective transition method. As a consequence, the comparative consolidated financial information as of and for the years ended December 31, 2017 and 2018 have not been restated. See Note 2.f for more details on the impact of the transition.
[2]	The consolidated financial statements as of and for the year ended December 31, 2018 include the impacts of the first application of IFRS 9 and IFRS 15 standards that became applicable on January 1, 2018. The comparative consolidated financial information as of and for the year ended December 31, 2017 has not been restated. See Note 2.d and 2.e for more details on transition measures.
[3]	The consolidated financial statements as of and for the year ended December 31, 2019 reflect the impacts of the adoption of IFRS 16 that became applicable on January 1, 2019. The Company applied the modified retrospective transition method. As a consequence, the comparative consolidated financial information as of and for the years ended December 31, 2017 and 2018 have not been restated. See Note 2.f for more details on the impact of the transition.
[4]	The consolidated financial statements as of and for the year ended December 31, 2018 include the impacts of the first application of IFRS 9 and IFRS 15 standards that became applicable on January 1, 2018. The comparative consolidated financial information as of and for the year ended December 31, 2017 have not been restated. See Note 2.d and 2.e for more details on transition measures.
[5]	The impact of the application of the IFRS 15 standard is presented in Note 2.d.
[6]	The consolidated financial statements as of and for the year ended December 31, 2019 reflect the impacts of the adoption of IFRS 16 that became applicable on January 1, 2019. The Company applied the modified retrospective transition method. As a consequence, the comparative consolidated financial information as of and for the years ended December 31, 2017 and 2018 have not been restated. See Note 2.f for more details on the impact of the transition.
[7]	The consolidated financial statements as of and for the year ended December 31, 2018 include the impacts of the first application of IFRS 9 and IFRS 15 standards that became applicable on January 1, 2018. The comparative consolidated financial information as of and for the year ended December 31, 2017 have not been restated. See Note 2.d and 2.e for more details on transition measures.
[8]	(3) Includes assets under finance-lease agreements as broken down below: As of December 31, (in thousands of euro) 2018 2017 Land and building 6,633 6,633 Accumulated depreciation (3,343) (3,052) Net book value of lands and buildings 3,290 3,581 Equipment 3,675 3,675 Accumulated depreciation (2,035) (1,771) Net book value of equipment 1,640 1,904